Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Treasury Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2008	$ 347,300	$ 228	$ (2,770)	$ 0	$ 176,653	$ 184,651	$ (11,462)
Balance, shares at Dec. 31, 2008		22,850	(197)
Comprehensive Loss:
Net loss	(26,903)					(26,903)
Foreign currency translation	2,579						2,579
Defined benefit pension liability adjustments, net of tax benefit of $2,970 in 2009, $1,116 in 2010 and $1,965 in 2011	(4,645)						(4,645)
Total comprehensive loss	(28,969)
Common stock dividend	(1,361)					(1,361)
Other	1,238	2	(240)		1,476
Other, shares		265	(12)
Balance at Dec. 31, 2009	318,208	230	(3,010)	0	178,129	156,387	(13,528)
Balance, shares at Dec. 31, 2009		23,115	(209)
Comprehensive Loss:
Net loss	(5,640)					(5,640)
Foreign currency translation	(536)						(536)
Defined benefit pension liability adjustments, net of tax benefit of $2,970 in 2009, $1,116 in 2010 and $1,965 in 2011	(1,748)						(1,748)
Total comprehensive loss	(7,924)
Long-term incentive plan expense	1,278				1,278
Exercise of stock options and other	1,897	1	784		1,112
Exercise of stock options and other, shares		34	46
Balance at Dec. 31, 2010	313,459	231	(2,226)	0	180,519	150,747	(15,812)
Balance, shares at Dec. 31, 2010		23,149	(163)
Comprehensive Loss:
Net loss	(1,760)					(1,760)
Foreign currency translation	(941)						(941)
Defined benefit pension liability adjustments, net of tax benefit of $2,970 in 2009, $1,116 in 2010 and $1,965 in 2011	(3,071)						(3,071)
Total comprehensive loss	(5,772)
Long-term incentive plan expense	3,260				3,260
Exercise of stock options and other	1,332	1	514		817
Exercise of stock options and other, shares		10	14
Balance at Dec. 31, 2011	$ 312,279	$ 232	$ (1,712)	$ 0	$ 184,596	$ 148,987	$ (19,824)
Balance, shares at Dec. 31, 2011		23,159	(149)